Investment Objectives and Goals - Innovator Growth Accelerated Plus ETF - October	Oct. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Growth Accelerated Plus ETF® – October
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that are three times those of the Invesco QQQ TrustSM, Series 1, up to the upside cap of 18.84% (prior to taking into account management fees and other fees) while approximately matching Invesco QQQ TrustSM, Series 1 losses, over the period from October 1, 2025 through September 30, 2026.